Non-trading Securities	12 Months Ended
Mar. 31, 2012
Available-for-sale Securities [Abstract]
Non-trading Securities

7. Non-trading securities:

The following table presents information regarding the cost and/or amortized cost, gross unrealized gains and losses and fair value of non-trading securities held by Nomura’s insurance subsidiary as of March 31, 2012.

	Millions of yen
	March 31, 2012
	Cost and/or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government, state, municipal and government agency securities	¥150,203	¥445	¥164	¥150,484
Other debt securities	37,356	115	182	37,289
Equities	53,358	3,194	2,069	54,483

Total	¥240,917	¥3,754	¥2,415	¥242,256

Non-trading securities of ¥317,806 million were disposed of during the year ended March 31, 2012 resulting in ¥6,331 million of realized gains and ¥1,282 million of realized losses being recognized in Revenue—Other in the consolidated statements of income. Total proceeds received from these disposals were ¥322,855 million. Related gains and losses were computed using the average method.

The following table presents the fair value of residual contractual maturity of non-trading debt securities as of March 31, 2012. Actual maturities may differ from contractual maturities as certain securities contain features that allow redemption of the securities prior to their contractual maturity.

	Millions of yen
	March 31, 2012
		Years to maturity
	Total	Less than 1 year	1 to 5 years	5 to 10 years	More than 10 years
Non-trading debt securities	¥187,773	¥16,241	¥37,200	¥90,423	¥43,909

The following table presents the fair value and gross unrealized losses of non-trading securities aggregated by the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2012.

	Millions of yen
	March 31, 2012
	Less than 12 months
	Fair value	Gross unrealized losses
Government, state, municipal and government agency securities	¥14,954	¥164
Other debt securities	5,920	182
Equities	21,049	2,069

Total	¥41,923	¥2,415

As of March 31, 2012, the total number of non-trading securities that are in an unrealized loss position is approximately 70.

Nomura recognized credit-related other-than-temporary impairment losses of ¥1,078 million within Revenue—Other in the consolidated statements of income against certain non-trading securities during the year ended March 31, 2012. Other gross unrealized losses were not considered other-than-temporary as Nomura does not intend to sell or expect to be required to sell these securities prior to recovering the amortized cost basis of the securities.